Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ International Fund

July 31, 2019

ZNL-QTLY-0919
1.9881584.102

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Australia - 1.8%
Beacon Lighting Group Ltd.	6,875	$5,117
Commonwealth Bank of Australia	2,634	147,824
CSL Ltd.	3,074	479,674
Imdex Ltd.	10,828	9,873
Insurance Australia Group Ltd.	20,958	123,437
Macquarie Group Ltd.	1,712	149,833

TOTAL AUSTRALIA		915,758

Austria - 0.4%
Andritz AG	2,403	86,082
Erste Group Bank AG	3,673	131,901

TOTAL AUSTRIA		217,983

Bailiwick of Jersey - 0.8%
Experian PLC	5,970	181,503
Glencore Xstrata PLC	44,303	142,072
Integrated Diagnostics Holdings PLC (a)	3,648	18,568
WPP PLC	3,969	46,753

TOTAL BAILIWICK OF JERSEY		388,896

Belgium - 0.6%
Barco NV	156	32,604
KBC Ancora	768	32,953
KBC Groep NV	3,759	242,515

TOTAL BELGIUM		308,072

Brazil - 2.2%
Atacadao Distribuicao Comercio e Industria Ltda	44,123	270,656
BM&F BOVESPA SA	23,972	265,012
IRB Brasil Resseguros SA	8,338	207,557
Natura Cosmeticos SA	14,029	224,862
Suzano Papel e Celulose SA	15,600	125,369

TOTAL BRAZIL		1,093,456

Canada - 6.5%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	6,829	418,598
Brookfield Asset Management, Inc. Class A	3,459	169,490
Canadian National Railway Co.	4,917	465,398
Canadian Pacific Railway Ltd.	1,641	391,798
Constellation Software, Inc.	332	315,873
Franco-Nevada Corp.	2,961	257,332
McCoy Global, Inc. (b)	50	19
New Look Vision Group, Inc.	559	14,024
Nutrien Ltd.	7,005	384,060
Pason Systems, Inc.	7,502	100,838
PrairieSky Royalty Ltd.	6,622	88,708
Richelieu Hardware Ltd.	500	9,873
ShawCor Ltd. Class A	350	4,583
Suncor Energy, Inc.	6,076	174,343
The Toronto-Dominion Bank	5,930	346,643
Waste Connection, Inc. (Canada)	988	89,615

TOTAL CANADA		3,231,195

Cayman Islands - 4.6%
Airtac International Group	18,263	186,260
Alibaba Group Holding Ltd. sponsored ADR (b)	1,281	221,754
JD.com, Inc. sponsored ADR (b)	6,579	196,778
Meituan Dianping Class B	16,406	132,662
PagSeguro Digital Ltd. (b)	2,931	127,440
Shenzhou International Group Holdings Ltd.	13,862	191,195
Tencent Holdings Ltd.	26,700	1,244,022

TOTAL CAYMAN ISLANDS		2,300,111

Chile - 0.5%
Banco de Chile	1,847,658	267,380
China - 4.1%
AVIC Jonhon OptronicTechnology Co. Ltd.	27,010	144,108
China Life Insurance Co. Ltd. (H Shares)	79,000	201,226
China Merchants Bank Co. Ltd. (H Shares)	83,115	411,744
China Petroleum & Chemical Corp. (H Shares)	308,778	198,239
Haier Smart Home Co. Ltd. (A Shares)	134,874	327,143
Industrial & Commercial Bank of China Ltd. (H Shares)	775,261	520,624
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	7,500	88,394
Shenzhen Inovance Technology Co. Ltd. (A Shares)	41,100	147,840
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	9,120	14,271

TOTAL CHINA		2,053,589

Denmark - 0.5%
A.P. Moller - Maersk A/S Series B	42	47,160
Ambu A/S Series B	905	13,252
Jyske Bank A/S (Reg.)	1,399	44,651
Netcompany Group A/S (a)(b)	345	13,553
ORSTED A/S (a)	700	63,942
SimCorp A/S	289	26,155
Spar Nord Bank A/S	1,669	14,696

TOTAL DENMARK		223,409

Finland - 0.3%
Sampo Oyj (A Shares)	2,280	95,078
Tikkurila Oyj	2,454	38,249

TOTAL FINLAND		133,327

France - 6.5%
ALTEN	324	40,207
Atos Origin SA	950	76,834
AXA SA	10,950	275,811
Bouygues SA	2,254	80,794
Capgemini SA	1,088	138,809
Edenred SA	3,253	163,633
Elis SA	3,373	62,655
Laurent-Perrier Group SA	126	12,414
Legrand SA	1,839	130,004
LVMH Moet Hennessy Louis Vuitton SE	732	302,359
Natixis SA	20,237	81,589
Safran SA	1,865	268,082
Sanofi SA	3,291	274,245
Societe Generale Series A	3,453	84,580
SR Teleperformance SA	603	126,562
Thales SA	641	72,413
Total SA	9,283	481,140
Vetoquinol SA	287	19,063
VINCI SA	3,043	313,014
Vivendi SA	5,115	142,577
Worldline SA (a)(b)	953	68,362

TOTAL FRANCE		3,215,147

Germany - 6.2%
Bayer AG	3,552	230,059
CompuGroup Medical AG	1,094	84,714
Continental AG	635	87,061
CTS Eventim AG	596	29,848
Deutsche Borse AG	1,174	162,978
Hannover Reuck SE	1,153	180,862
HeidelbergCement Finance AG	2,017	146,518
Linde PLC	2,783	535,286
MTU Aero Engines Holdings AG	1,012	253,744
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	517	124,651
Nexus AG	419	14,843
Rheinmetall AG	740	84,703
RWE AG	4,010	108,580
SAP SE	5,820	711,414
Vonovia SE	6,635	325,087
WashTec AG	288	15,303

TOTAL GERMANY		3,095,651

Greece - 0.0%
Motor Oil (HELLAS) Corinth Refineries SA	400	9,919
Hong Kong - 2.6%
AIA Group Ltd.	53,600	548,637
China Resources Beer Holdings Co. Ltd.	72,477	339,588
CNOOC Ltd. sponsored ADR	1,192	197,073
Hong Kong Exchanges and Clearing Ltd.	6,000	201,638

TOTAL HONG KONG		1,286,936

India - 3.6%
Embassy Office Parks (REIT) (b)	3,200	17,272
Housing Development Finance Corp. Ltd.	19,837	609,076
Infosys Ltd. sponsored ADR	23,664	267,876
Jyothy Laboratories Ltd.	3,152	7,004
Larsen & Toubro Ltd.	13,007	260,916
Shree Cement Ltd.	672	196,184
Solar Industries India Ltd.	8,100	131,087
State Bank of India (b)	65,237	313,115

TOTAL INDIA		1,802,530

Indonesia - 0.7%
PT Bank Mandiri (Persero) Tbk	469,992	264,415
PT Bank Rakyat Indonesia Tbk	227,500	72,090

TOTAL INDONESIA		336,505

Ireland - 0.9%
CRH PLC	4,841	161,110
CRH PLC sponsored ADR	7,866	262,410
FBD Holdings PLC	500	5,280

TOTAL IRELAND		428,800

Israel - 0.7%
Azrieli Group	133	9,363
Elbit Systems Ltd.	405	64,638
Elbit Systems Ltd. (Israel)	1,345	216,337
Ituran Location & Control Ltd.	1,158	33,790
Strauss Group Ltd.	1,263	38,270
Tel Aviv Stock Exchange Ltd.	2,100	4,246

TOTAL ISRAEL		366,644

Italy - 1.5%
Assicurazioni Generali SpA	6,800	126,765
Enel SpA	43,836	299,866
Interpump Group SpA	4,287	120,921
Intesa Sanpaolo SpA	53,324	115,655
Mediobanca SpA	7,482	74,990

TOTAL ITALY		738,197

Japan - 13.3%
Ai Holdings Corp.	500	7,850
Aoki Super Co. Ltd.	400	9,670
Artnature, Inc.	1,300	7,851
Aucnet, Inc.	500	5,699
Azbil Corp.	7,900	189,893
Broadleaf Co. Ltd.	3,900	20,649
Central Automotive Products Ltd.	100	1,833
Century21 Real Estate Japan Ltd.	200	2,221
Coca-Cola West Co. Ltd.	400	9,902
Daiichikosho Co. Ltd.	800	33,202
Daikokutenbussan Co. Ltd.	500	15,052
DENSO Corp.	5,128	217,660
East Japan Railway Co.	1,400	128,345
Fanuc Corp.	800	142,181
Funai Soken Holdings, Inc.	700	16,105
GCA Savvian Group Corp.	1,200	7,843
Goldcrest Co. Ltd.	1,600	29,017
Hitachi High-Technologies Corp.	1,729	88,206
Hoya Corp.	5,259	406,305
Idemitsu Kosan Co. Ltd.	3,100	85,428
Itochu Corp.	10,540	200,689
Japan Tobacco, Inc.	4,566	100,606
Kao Corp.	1,559	113,777
Keyence Corp.	700	406,205
Kobayashi Pharmaceutical Co. Ltd.	300	21,509
Komatsu Ltd.	3,700	82,734
Koshidaka Holdings Co. Ltd.	3,300	47,078
Kusuri No Aoki Holdings Co. Ltd.	300	19,993
Lasertec Corp.	1,400	67,819
Makita Corp.	1,383	45,702
Medikit Co. Ltd.	300	16,794
Minebea Mitsumi, Inc.	8,047	137,342
Miroku Jyoho Service Co., Ltd.	400	12,630
Misumi Group, Inc.	8,350	189,888
Mitsubishi Estate Co. Ltd.	4,616	84,966
Mitsubishi UFJ Financial Group, Inc.	49,355	243,765
Mitsuboshi Belting Ltd.	500	9,220
Mitsui Fudosan Co. Ltd.	4,572	103,209
Nabtesco Corp.	3,700	100,705
Nagaileben Co. Ltd.	1,600	33,547
Nihon Parkerizing Co. Ltd.	4,400	49,302
Nintendo Co. Ltd.	150	55,184
NS Tool Co. Ltd.	600	11,190
OBIC Co. Ltd.	1,653	177,319
Oracle Corp. Japan	1,236	103,161
ORIX Corp.	11,971	171,824
OSG Corp.	6,300	126,069
Paramount Bed Holdings Co. Ltd.	900	34,539
ProNexus, Inc.	1,087	10,861
Recruit Holdings Co. Ltd.	2,296	77,748
San-Ai Oil Co. Ltd.	1,800	17,389
Shin-Etsu Chemical Co. Ltd.	1,678	170,847
Shinsei Bank Ltd.	7,515	113,514
SHO-BOND Holdings Co. Ltd.	4,520	155,597
Shoei Co. Ltd.	1,000	41,870
SK Kaken Co. Ltd.	40	18,200
SoftBank Corp.	1,662	84,859
Software Service, Inc.	200	19,248
Sony Corp.	1,134	64,495
Sony Financial Holdings, Inc.	6,582	159,462
Sumitomo Mitsui Financial Group, Inc.	6,574	229,891
Suzuki Motor Corp.	1,174	45,913
Takeda Pharmaceutical Co. Ltd.	5,225	179,823
The Monogatari Corp.	100	8,530
TKC Corp.	400	16,693
Tokio Marine Holdings, Inc.	4,541	241,041
Tokyo Electron Ltd.	419	70,967
Toyota Motor Corp.	5,100	329,527
USS Co. Ltd.	14,500	288,827
Welcia Holdings Co. Ltd.	300	14,009
Workman Co. Ltd.	500	22,888
Yamada Consulting Group Co. Ltd.	700	12,721
Yamato Kogyo Co. Ltd.	300	7,837

TOTAL JAPAN		6,594,435

Kenya - 0.1%
Safaricom Ltd.	252,100	66,387
Korea (South) - 2.8%
BGF Retail Co. Ltd.	410	70,151
Leeno Industrial, Inc.	139	6,455
Samsung Electronics Co. Ltd.	27,749	1,046,624
Shinhan Financial Group Co. Ltd.	6,963	253,987

TOTAL KOREA (SOUTH)		1,377,217

Mexico - 0.5%
Consorcio ARA S.A.B. de CV	20,614	4,303
Grupo Financiero Banorte S.A.B. de CV Series O	47,880	241,052

TOTAL MEXICO		245,355

Netherlands - 2.4%
Aalberts Industries NV	1,197	48,312
AerCap Holdings NV (b)	1,987	108,351
ASML Holding NV (Netherlands)	2,534	564,636
ING Groep NV (Certificaten Van Aandelen)	15,110	167,657
Koninklijke Philips Electronics NV	2,968	139,231
Takeaway.com Holding BV (a)(b)	207	18,607
Wolters Kluwer NV	1,626	118,007

TOTAL NETHERLANDS		1,164,801

New Zealand - 0.2%
Auckland International Airport Ltd.	14,668	89,358
Norway - 0.4%
Adevinta ASA Class B	5,046	56,119
Kongsberg Gruppen ASA	2,195	27,856
Schibsted ASA (B Shares)	2,966	76,621
Skandiabanken ASA (a)	1,590	12,208

TOTAL NORWAY		172,804

Peru - 0.6%
Compania de Minas Buenaventura SA sponsored ADR	21,059	320,939
Philippines - 0.4%
Ayala Land, Inc.	195,847	190,732
Jollibee Food Corp.	3,000	15,226

TOTAL PHILIPPINES		205,958

Portugal - 0.2%
Galp Energia SGPS SA Class B	5,777	89,937
Russia - 0.8%
Lukoil PJSC sponsored ADR	1,647	135,581
Sberbank of Russia sponsored ADR	17,796	266,050

TOTAL RUSSIA		401,631

Singapore - 0.3%
United Overseas Bank Ltd.	7,600	144,801
South Africa - 2.1%
Clicks Group Ltd.	9,729	138,175
Impala Platinum Holdings Ltd. (b)	36,540	194,935
Mr Price Group Ltd.	9,507	116,701
Naspers Ltd. Class N	2,423	590,631

TOTAL SOUTH AFRICA		1,040,442

Spain - 2.0%
Amadeus IT Holding SA Class A	4,400	347,580
Banco Santander SA (Spain)	71,100	303,474
CaixaBank SA	3,741	9,272
Cellnex Telecom SA (a)	1,908	71,581
Masmovil Ibercom SA (b)	3,166	71,848
Merlin Properties Socimi SA	3,873	52,950
Prosegur Compania de Seguridad SA (Reg.)	22,742	106,190
Unicaja Banco SA (a)	32,186	25,475

TOTAL SPAIN		988,370

Sweden - 2.8%
Addlife AB	1,035	27,961
AddTech AB (B Shares)	1,687	44,178
ASSA ABLOY AB (B Shares)	16,877	387,110
Atlas Copco AB (A Shares)	7,036	216,296
Epiroc AB Class A	10,607	116,486
Fagerhult AB	7,446	46,242
Investor AB (B Shares)	4,216	200,998
Lagercrantz Group AB (B Shares)	2,446	30,584
Loomis AB (B Shares)	1,981	68,280
Saab AB (B Shares)	802	25,310
Swedbank AB (A Shares)	4,466	60,817
Telefonaktiebolaget LM Ericsson (B Shares)	18,598	162,719

TOTAL SWEDEN		1,386,981

Switzerland - 4.7%
Nestle SA (Reg. S)	8,670	919,776
Roche Holding AG (participation certificate)	1,922	514,453
Schindler Holding AG:
(participation certificate)	797	184,475
(Reg.)	97	21,867
Swiss Life Holding AG	320	154,924
Tecan Group AG	137	34,851
UBS Group AG	21,646	241,786
Zurich Insurance Group Ltd.	814	283,597

TOTAL SWITZERLAND		2,355,729

Taiwan - 2.5%
Addcn Technology Co. Ltd.	2,000	16,743
Sporton International, Inc.	20,718	137,728
Taiwan Semiconductor Manufacturing Co. Ltd.	98,000	804,888
Unified-President Enterprises Corp.	103,014	266,327

TOTAL TAIWAN		1,225,686

Thailand - 0.8%
Siam Cement PCL (For. Reg.)	27,816	390,848
Turkey - 0.5%
Tupras Turkiye Petrol Rafinerileri A/S	9,458	237,255
United Kingdom - 8.3%
Alliance Pharma PLC	16,965	14,607
Ascential PLC (a)	3,565	17,264
AstraZeneca PLC (United Kingdom)	2,178	188,166
Aviva PLC	24,010	117,880
Avon Rubber PLC	1,261	20,549
BAE Systems PLC	9,358	62,172
Beazley PLC	7,300	51,179
BHP Billiton PLC	21,879	521,673
BP PLC	86,513	572,435
British American Tobacco PLC (United Kingdom)	3,237	115,343
Cineworld Group PLC	3,557	11,035
Dechra Pharmaceuticals PLC	1,538	55,101
DP Poland PLC (b)	24,476	2,158
Elementis PLC	20,374	37,413
Great Portland Estates PLC	1,953	15,718
Hilton Food Group PLC	368	4,189
Howden Joinery Group PLC	1,948	13,148
Imperial Tobacco Group PLC	3,565	90,827
Informa PLC	25,113	266,919
InterContinental Hotel Group PLC ADR	4,460	312,869
ITE Group PLC	16,665	14,855
Lloyds Banking Group PLC	322,320	208,504
Micro Focus International PLC	3,490	73,514
Network International Holdings PLC (a)	1,400	10,437
Prudential PLC	11,401	234,567
Rightmove PLC	15,189	97,603
Royal Dutch Shell PLC Class B sponsored ADR	4,713	299,134
RSA Insurance Group PLC	17,204	117,288
Shaftesbury PLC	1,583	15,141
Spectris PLC	5,170	160,073
Spirax-Sarco Engineering PLC	761	83,244
Standard Chartered PLC (United Kingdom)	20,591	169,476
Standard Life PLC	27,834	101,141
The Weir Group PLC	2,661	48,444
Ultra Electronics Holdings PLC	755	18,023

TOTAL UNITED KINGDOM		4,142,089

United States of America - 7.2%
Alphabet, Inc. Class A (b)	118	143,748
Autoliv, Inc.	1,459	105,267
Berkshire Hathaway, Inc. Class B (b)	752	154,483
Black Knight, Inc. (b)	1,977	125,184
ConocoPhillips Co.	1,258	74,323
Lam Research Corp.	300	62,583
Marsh & McLennan Companies, Inc.	2,150	212,420
Martin Marietta Materials, Inc.	851	210,835
MasterCard, Inc. Class A	1,751	476,745
MercadoLibre, Inc. (b)	529	328,731
Moody's Corp.	871	186,690
Morningstar, Inc.	64	9,727
MSCI, Inc.	945	214,742
PayPal Holdings, Inc. (b)	1,047	115,589
PriceSmart, Inc.	884	53,924
ResMed, Inc.	1,765	227,156
S&P Global, Inc.	824	201,839
Sherwin-Williams Co.	437	224,198
Visa, Inc. Class A	2,431	432,718

TOTAL UNITED STATES OF AMERICA		3,560,902

TOTAL COMMON STOCKS
(Cost $46,474,739)		48,615,430

Nonconvertible Preferred Stocks - 0.9%
Brazil - 0.5%
Itau Unibanco Holding SA	14,150	129,103
Petroleo Brasileiro SA - Petrobras sponsored ADR	7,505	112,950

TOTAL BRAZIL		242,053

Germany - 0.4%
Porsche Automobil Holding SE (Germany)	2,275	149,117
Sartorius AG (non-vtg.)	158	32,428

TOTAL GERMANY		181,545

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $398,678)		423,598

Money Market Funds - 1.0%
Fidelity Cash Central Fund 2.43% (c)
(Cost $484,722)	484,632	484,729
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $47,358,139)		49,523,757
NET OTHER ASSETS (LIABILITIES) - 0.2%		110,298
NET ASSETS - 100%		$49,634,055

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $319,997 or 0.6% of net assets.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12,845
Fidelity Securities Lending Cash Central Fund	3,629
Total	$16,474

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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